Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($)	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022
Cost
Property and equipment, gross	$ 348,079	$ 346,555	$ 1,878,458
Less: accumulated depreciation and amortization	(228,872)	(187,913)	(125,446)
Property and equipment, net	119,207	158,642	1,753,012
Office equipment [Member]
Cost
Property and equipment, gross	29,781	29,498	17,814
Vehicle [Member]
Cost
Property and equipment, gross	308,461	307,102	315,561
Buildings [Member]
Cost
Property and equipment, gross			391,087
Leasehold improvement [Member]
Cost
Property and equipment, gross	9,837	9,955	10,280
Land property right [Member]
Cost
Property and equipment, gross			$ 1,143,716